Prepayments and deposits - Summary Of Detailed Information Of Non-current Prepayments And Security Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments And Deposits [Abstract]
Advances for fleet renewal, including engines and interiors' standardization	$ 2,292	$ 6,875	$ 9,108
Deposits for the lease of aircraft and engines	40,100	40,368	40,229
Deposits With Financial Institutions	10,659
Deposits with airport groups	41,966	47,130	43,073
Maintenance Deposits	35,992	46,027	32,416
Other Deposits	19,056	20,071	24,103
Non-current prepayments and security deposits	$ 150,065	$ 160,471	$ 148,929